FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: September 30

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record

Nuveen Symphony Credit Opportunities Fund

Company Name	Ticker	CUSIP	Country	Meeting Date	Meeting Type	Proponent	Item Number	Proposal	Management Recommendation	Vote Instruction
Equinix, Inc.	EQIX	29444U502	USA	05-Jun-12	Annual	Management	1.1	Elect Director Steven T. Clontz	For	For
						Management	1.2	Elect Director Gary F. Hromadko	For	For
						Management	1.3	Elect Director Scott G. Kriens	For	For
						Management	1.4	Elect Director William K. Luby	For	For
						Management	1.5	Elect Director Irving F. Lyons, III	For	For
						Management	1.6	Elect Director Christopher B. Paisley	For	For
						Management	1.7	Elect Director Stephen M. Smith	For	For
						Management	1.8	Elect Director Peter F. Van Camp	For	For
						Management	2	Ratify Auditors	For	For
						Management	3	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For
						Management	4	Approve Material Terms for Long-Term Incentive Performance Awards	For	For
						Management	5	Provide Right to Call Special Meeting	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust III

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2012